Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Distribution expenses	(322.9)	(288.3)	(239.5)
Selling expenses	(260.1)	(168.2)	(133.3)
Marketing expenses	(376.5)	(276.6)	(195.8)
Share-based compensation	(62.6)	(71.5)	(31.8)
General and administrative expenses	(494.5)	(389.5)	(286.6)
Selling, general and administrative expenses	(1,516.6)	(1,194.2)	(887.0)